                                     ANNUAL
                                     REPORT
                                October 31, 1996

                     WARBURG PINCUS INSTITUTIONAL FUND, INC.

                         - INTERNATIONAL EQUITY PORTFOLIO

                         - SMALL COMPANY GROWTH PORTFOLIO

                         - EMERGING MARKETS PORTFOLIO


                                     [Logo]

        A Prospectus containing more complete information, including charges and expenses and, where applicable, the special considerations and risks associated with international investing, may be obtained by calling 800-369-2728 or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030. Investors should read the Prospectus carefully before investing.

The views of the Portfolios' management are as of the date of the letters and portfolio holdings described in this annual report are as of October 31, 1996; these views and portfolio holdings may have changed subsequent to these dates. Nothing in this annual report is a recommendation to purchase or sell securities.

WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------
Dear Shareholder:                                              December 11, 1996

   The objective of Warburg Pincus Institutional Fund, Inc. -- International Equity Portfolio (the 'Portfolio') is long-term capital appreciation. The Portfolio aims to tap into the strong growth potential of today's world stock markets by investing primarily in companies whose principal business activities and interests are outside the U.S.
   For the 12 months ended October 31, 1996, the Portfolio gained 10.48%, vs. gains of 12.65% in the Lipper International Funds Index and 10.47% in the Morgan Stanley Europe, Australasia and Far East ('EAFE') Index.
   The Portfolio's largest country weighting throughout the Period remained Japan, whose stock market performed well through much of the 12 months but suffered in the latter part of the period, primarily due to fears that the country's economic recovery might be faltering. We believe that Japan's recovery remains very much intact, however, supported by a continued expansionary monetary policy from the Bank of Japan and, over the longer term, by the ongoing restructuring of Japanese industry. Accordingly, we maintained the country's weighting in the Portfolio through the period, as well as our emphasis on the machinery & industrial components and retail sectors, where we believe some of the best long-term investment opportunities exist.
   We hedged, as a defensive measure, most of the Portfolio's yen exposure through the period. This had a positive effect on the Portfolio's performance, as the Japanese currency weakened against the U.S. dollar.
   The Portfolio benefited from positive performances from a number of its other Asian-Pacific stocks. Particularly strong performers for the Portfolio included selected holdings in Hong Kong and Taiwan. One market that weighed on the Portfolio's performance during the 12 months was South Korea, which was negatively impacted by the country's unsettled political climate and by concerns over a deteriorating trade balance. But South Korean stocks remain inexpensive and we believe that the market has good prospects for improvement, thus we have maintained its weighting in the Portfolio. We have also maintained the Portfolio's general emphasis on Asian-Pacific markets collectively, reflecting our positive outlook on their longer-term (i.e., three to five-year) prospects. These economies boast the world's fastest growth rates and the most attractive fundamentals (e.g., high domestic savings rates, strong currencies and generally pro-business governmental policies), which should, we believe, result in some very attractive investment opportunities.

WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

   European equity markets appreciated strongly during the period, though they were as a group underweighted versus the index and other international funds. The Portfolio benefited from this broad-based strength, with particularly impressive gains coming from German holdings SGL Carbon and Adidas and from its Nordic stocks collectively. The markets' performance notwithstanding, we continued to find attractively valued companies on a selective basis across Europe during the period. Further, we believe that lower interest rates stand to lead to improved economic growth across the Continent in 1997, resulting in higher corporate earnings and proportionately more investment opportunities.


Richard H. King
Portfolio Manager

WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

                         GROWTH OF $10,000 INVESTED IN
   WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO
                     SINCE INCEPTION AS OF OCTOBER 31, 1996

   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus Institutional Fund, Inc. -- International Equity Portfolio (the 'Portfolio') from September 1, 1992 (inception) to October 31, 1996, compared to the Morgan Stanley -- Europe, Australasia, and Far East Index ('EAFE')* for the same time period.

                                                               AVERAGE ANNUAL
                                                                TOTAL RETURNS
                                                              FOR PERIODS ENDED
                     INSTITUTIONAL INT'L        MS-EAFE            10/31/96

               Sep-92      10,000               10,000             1 YEAR
               Oct-92       9,620.00             9,288.26           10.48%
               Oct-93      13,623.27            12,767.90
               Oct-94      16,705.24            14,057.77      SINCE INCEPTION
               Oct-95      16,232.10            14,006.40         (9/01/92)
               Oct-96      17,932.40            15,473.49           15.03%


                                                                              PORTFOLIO
                                                                              ---------

1 Year Total Return (9/30/95-9/30/96)....................................        9.11%
Average Annual Total Return Since Inception (9/01/92-9/30/96)............       15.65%

   Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

   From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

------------
* EAFE is an unmanaged index of international equities with no defined investment objective that is compiled by Morgan Stanley Capital International.

WARBURG PINCUS INSTITUTIONAL FUND, INC. -- SMALL COMPANY GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------
Dear Shareholder:                                              December 11, 1996

   The objective of Warburg Pincus Institutional Fund, Inc. -- Small Company Growth Portfolio (the 'Portfolio') is capital growth. The Portfolio is a non-diversified investment company that pursues its objective by investing primarily in equity securities of domestic companies with small market capitalizations (i.e., less than $1 billion at the time of initial purchase).
   For the 10 months ended October 31, 1996 (the Portfolio's inception date was December 29, 1995), the Portfolio gained 29.20%, vs. a gain of 9.03% for the Russell 2000 Index.
   The Portfolio's outperformance of its benchmark resulted from good stock selection across a broad range of industries. Particularly strong gains came from the Fund's business-services stocks, its largest area of concentration. Collectively, these companies are benefiting from businesses' cost-cutting and outsourcing efforts, a dominant theme across Corporate America in recent years and one that shows few signs of slowing. The Portfolio's holdings include companies whose prospects we view particularly favorably, and their strong performance through the reporting period was encouraging.
   The Portfolio's technology stocks also contributed positively to its performance, notwithstanding the sector's broad sell-off in June and July. The general argument for these stocks -- that technological advances afford corporations the ability to substitute capital for high-cost labor, permitting continued profit expansion despite potentially slower top-line growth -- remains a valid one, hence we will continue to emphasize these stocks in the Portfolio going forward. Selectivity will remain critical, however, given the industry's rapid rate of evolution and the resulting potential for new products and services to quickly become obsolete. We believe that our current holdings are well-managed companies that are well-positioned strategically within their respective areas, which augurs well for their stock-price performance on a long-term basis.
   Other significant contributors to the Portfolio's performance during the period included its holdings in energy and oil services, which also were well-represented in the Portfolio. One disappointing area for the Portfolio was health care, a sector that suffered due to investor concerns over pricing and margin pressures. Nonetheless, we continue to view the group favorably, given the rapidly aging U.S. population and the potential for proportionally increased demand for health-care products and services, and we believe that the Portfolio's specific holdings have particularly good prospects.

Elizabeth B. Dater                          Stephen J. Lurito
Co-Portfolio Manager                        Co-Portfolio Manager

WARBURG PINCUS INSTITUTIONAL FUND, INC. -- SMALL COMPANY GROWTH PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

                         GROWTH OF $10,000 INVESTED IN
WARBURG PINCUS INSTITUTIONAL FUND, INC. -- SMALL COMPANY GROWTH PORTFOLIO SINCE
                        INCEPTION AS OF OCTOBER 31, 1996

   The graph below illustrates the hypothetical investment of $10,000 in Warburg Pincus Institutional Fund, Inc. -- Small Company Growth Portfolio (the 'Portfolio') from December 29, 1995 (inception) to October 31, 1996, compared to the Russell 2000 Index ('Russell')* for the same time period.

                                                                AGGREGATE
                                                               TOTAL RETURNS
                                                            FOR THE PERIOD ENDED
                  INSTITUTIONAL SMALL CO.      MS-EAFE            10/31/96

            Dec-95       10,000.00             10,000.00       SINCE INCEPTION
            Oct-96       12,920.00             10,903.15         (12/29/95)
                                                                   29.20%'D'

                                                                                PORTFOLIO
                                                                              --------------

Aggregate Total Return Since Inception (12/29/95-9/30/96)................          33.00%`D'

   Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.
   From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

------------
* The Russell 2000 Index is an unmanaged index of the smallest 2,000 securities in the Russell 3000 Index. The Russell 3000 Index is an index of the 3,000 largest U.S. securities, as determined by total market capitalization.

`D' Non-annualized

WARBURG PINCUS INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------
Dear Shareholder:                                              December 11, 1996

   The objective of Warburg Pincus Institutional Fund, Inc. -- Emerging Markets Portfolio (the 'Portfolio') is growth of capital. The Portfolio is a non-diversified investment management company that invests primarily in equity securities of companies in emerging securities markets around the world.

   For the one month ended October 31, 1996 (the Portfolio's inception date was September 30, 1996), the Portfolio had a total return of - 1.40%*, vs. a total return of - 2.31% for the Lipper Emerging Markets Funds Index.

   We believe that the Portfolio represents an attractive way for long-term investors to participate in the rapid growth of emerging markets. Emerging-market economies, collectively, are growing at rates well in excess of those of developed countries, offering the prospects for proportionately higher investment returns (albeit at a higher level of volatility). And we believe that careful stock selection within these markets, encompassing a thorough analysis of both company fundamentals and country specifics (e.g., economic, political and currency stability), can lead to particularly attractive results over time, given the relative inefficiency of these markets.

   Our efforts are geared toward identifying the most promising companies within the rapidly expanding emerging markets. We welcome investors to the Portfolio, and will strive to provide a rewarding investment experience.

Richard H. King                             Nicholas P.W. Horsley
Co-Portfolio Manager                        Co-Portfolio Manager

------------
* Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. Returns and share price will fluctuate, and redemption value may be more or less than original cost.

  From time to time, the Fund's investment adviser and co-administrators may waive some fees and/or reimburse some expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change.

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (93.8%)
Argentina (2.9%)
   Banco de Galicia & Buenos Aires SA                                127,086        $    584,025
   Banco de Galicia & Buenos Aires SA ADR                             58,908           1,067,708
   Banco Frances del Rio de la Plata SA                              129,030           1,130,369
   Banco Frances del Rio de la Plata SA ADR                          220,605           5,790,881
   Telefonica de Argentina SA ADR                                    355,300           8,260,725
   YPF SA ADR                                                        457,400          10,405,850
                                                                                    ------------
                                                                                      27,239,558
                                                                                    ------------
Australia (4.2%)
   Boral Ltd.                                                      3,734,102           9,288,608
   David Jones Ltd.                                                  584,893             801,599
   Lend Lease Corp., Ltd.                                            477,900           8,098,091
   Niugini Mining Ltd. `D'                                           353,750             938,807
   Oil Search Ltd.                                                 4,974,890           7,488,105
   Pasminco Ltd.                                                     911,000           1,414,521
   Qantas Airways Ltd.                                             3,572,700           5,207,739
   Qantas Airways Ltd. ADR                                            66,200             965,990
   Reinsurance Australia Corp., Ltd.                               1,788,600           5,355,991
                                                                                    ------------
                                                                                      39,559,451
                                                                                    ------------
Austria (2.0%)
   Boehler-Uddeholm AG                                                88,239           6,604,045
   V.A. Technologie AG                                                86,868          12,154,505
                                                                                    ------------
                                                                                      18,758,550
                                                                                    ------------
Belgium (0.5%)
   Barco Industries N.V.                                              28,000           4,606,799
                                                                                    ------------
Brazil (1.2%)
   Panamerican Beverages, Inc. Class A                               255,300          11,137,463
                                                                                    ------------
Canada (1.4%)
   Alcan Aluminum Ltd.                                               385,400          12,670,025
                                                                                    ------------
Chile (0.3%)
   Enersis SA ADR                                                    103,800           3,049,125
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       7

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
China (1.3%)
   Cheung Kong Infrastructure Holdings Ltd. `D'                    1,827,400        $  3,403,464
   Guangshen Railway Co., Ltd. `D'                                 4,181,053           1,554,707
   Guangshen Railway Co., Ltd. ADR `D'                               161,021           2,999,016
   Henderson China Holding Ltd. `D'                                  945,500           2,140,053
   Jilin Chemical Industrial Co., Ltd. ADR                            65,500             859,688
   Jilin Chemical Industrial Co., Ltd. Class H                     5,656,000             753,480
                                                                                    ------------
                                                                                      11,710,408
                                                                                    ------------
Denmark (0.8%)
   International Service System AS Class B                           269,150           7,639,073
                                                                                    ------------
Finland (1.5%)
   Metra Oy Class B                                                   60,650           3,383,722
   Metsa-Serla Class B                                               574,000           3,990,334
   Valmet Corp. Class A                                              447,500           6,834,172
                                                                                    ------------
                                                                                      14,208,228
                                                                                    ------------
France (6.8%)
   Assurances Generales de France                                    229,400           6,769,504
   Axime (Ex Segin)                                                   34,858           3,731,229
   Cetelem                                                            10,908           2,328,799
   Compagnie Bancaire SA                                              63,700           6,357,285
   Compagnie Generale Des Eaux `D'                                    52,900           6,324,977
   Fives-Lille (Compagnie De)                                         26,740           2,422,727
   Lagardere S.C.A.                                                  402,764          12,728,736
   Total Cie Franc Des Petroles Class B                              173,256          13,558,192
   Usinor Sacilor SA                                                 644,300           9,563,257
                                                                                    ------------
                                                                                      63,784,706
                                                                                    ------------
Germany (2.5%)
   Adidas AG                                                          30,900           2,603,244
   BASF AG                                                           145,000           4,637,241
   SGL Carbon AG                                                      80,108           8,882,068
   Siemens AG                                                        148,400           7,678,871
                                                                                    ------------
                                                                                      23,801,424
                                                                                    ------------

                See Accompanying Notes to Financial Statements.

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
Hong Kong (4.0%)
   Citic Pacific Ltd.                                              2,296,200        $ 11,166,641
   Hong Kong Land Holdings Ltd.                                    3,875,400           8,642,142
   Hong Kong Land Holdings Ltd. ADR                                  275,000           3,066,250
   HSBC Holdings PLC                                                 237,323           4,834,431
   HSBC Holdings PLC (UK)                                                819              17,192
   Jardine Matheson Holdings Ltd.                                  1,678,515           9,483,610
                                                                                    ------------
                                                                                      37,210,266
                                                                                    ------------
India (1.7%)
   Associated Cement Companies Ltd.                                    8,296             358,481
   Bharat Petroleum Corp. Ltd.                                        59,600             470,704
   Hindalco Industries Ltd.                                          145,125           2,411,232
   Hindalco Industries Ltd. GDR                                       88,650           1,629,387
   India Cements Ltd.                                                 20,250              57,220
   Reliance Industries Ltd.                                          524,500           3,001,166
   Reliance Industries Ltd. GDS                                      103,700           1,166,625
   State Bank of India                                               865,050           5,634,191
   State Bank of India GDR `D'                                       100,000           1,510,000
                                                                                    ------------
                                                                                      16,239,006
                                                                                    ------------
Indonesia (1.4%)
   P.T. Bank International Indonesia                               1,141,620           1,838,752
   P.T. Indosat                                                       83,000             251,326
   P.T. Indosat ADR                                                  131,700           3,967,463
   P.T. Mulia Industrindo                                          2,262,120           2,137,513
   P.T. Semen Gresik                                                 517,000           1,487,770
   P.T. Sinar Mas Multiartha                                         139,100             140,399
   P.T. Telekomunikasi Indonesia                                   1,661,200           2,479,403
   P.T. Telekomunikasi Indonesia ADR                                  13,100             393,000
                                                                                    ------------
                                                                                      12,695,626
                                                                                    ------------
Israel (0.9%)
   Ampal-American Israel Corp. Class A                               233,000           1,106,750
   ECI Telecommunications Limited Designs                            375,350           7,507,000
                                                                                    ------------
                                                                                       8,613,750
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       9

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
Japan (26.1%)
   Canon, Inc.                                                       659,000        $ 12,634,069
   Canon, Inc. ADR                                                    25,200           2,428,650
   Daibiru Corp.                                                     156,000           1,769,765
   Daimaru, Inc.                                                     297,000           1,791,769
   DDI Corp.                                                           1,537          11,556,899
   East Japan Railway Co.                                                414           1,904,160
   Fujitsu Ltd.                                                      265,000           2,330,490
   Hankyu Realty Co., Ltd.                                           511,000           4,628,705
   Hitachi Ltd.                                                      452,750           4,021,436
   Honda Motor Co.                                                   435,000          10,405,417
   Isuzu Motors Ltd.                                               1,631,000           8,075,394
   Itochu Corp.                                                      215,000           1,298,962
   Japan Tobacco Inc.                                                    845           5,974,672
   Jusco Co., Ltd.                                                   365,000          10,849,530
   Kao Corp.                                                             500               5,892
   Kawasaki Heavy Industries                                       1,925,000           8,820,025
   Keyence Corp.                                                      30,000           3,482,543
   Kirin Beverage Corp.                                              144,000           1,924,897
   Mitsubishi Corp.                                                   23,000             256,882
   Mitsubishi Estate Co., Ltd.                                       720,000           8,991,294
   Mitsubishi Heavy Industries Ltd.                                1,074,000           8,264,445
   Murata Manufacturing Co., Ltd.                                    143,290           4,612,096
   Mycal Corp.                                                       615,500           9,472,562
   Nikko Securities Co., Ltd.                                        482,000           4,620,350
   Nippon Communication Systems Corp.                                379,300           4,870,091
   Nippon Telephone & Telegraph Corp.                                  1,317           9,207,206
   NKK Corp. `D'                                                   2,999,000           7,542,995
   NTT Data Communications Systems Co.                                   164           4,860,434
   Orix Corp.                                                        237,200           8,844,675
   Pioneer Electronic Corp.                                          522,000          10,328,907
   Rohm Co., Ltd.                                                     80,000           4,748,923
   Sharp Corp.                                                       589,000           8,961,129
   Sony Corp.                                                        140,500           8,439,143
   Sony Corp. ADR                                                     36,900           2,227,838
   TDK Corp.                                                         214,000          12,571,630
   Toho Co., Ltd.                                                     25,850           3,978,322
   Toray Industries, Inc.                                          1,294,000           7,817,940
   Tsuchiya Home Co.                                                  79,398           1,249,867
   Uny Co., Ltd.                                                     277,500           4,807,625

                See Accompanying Notes to Financial Statements.
                                       10

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
Japan (cont'd)
   West Japan Railway Co. `D'                                          2,400        $  7,851,552
   Yokogawa Electric                                                 290,000           2,575,851
   York-Benimaru Co., Ltd.                                           107,400           3,532,460
                                                                                    ------------
                                                                                     244,537,492
                                                                                    ------------
Malaysia (0.2%)
   Land & General BHD                                                171,000             372,328
   Westmont Industries BHD                                           847,200           1,428,770
                                                                                    ------------
                                                                                       1,801,098
                                                                                    ------------
Mexico (0.5%)
   Gruma SA de CV Class B `D'                                      1,031,100           5,129,787
                                                                                    ------------
New Zealand (4.8%)
   Brierley Investments Ltd.                                       8,246,083           7,519,611
   Fletcher Challenge Building                                     3,387,112           9,170,358
   Fletcher Challenge Energy                                              12                  34
   Fletcher Challenge Forestry                                     6,250,551          10,427,694
   Fletcher Challenge Paper                                        1,141,025           2,064,872
   Lion Nathan Ltd.                                                3,101,200           8,001,670
   Sky City Ltd. `D'                                                 803,275           4,599,464
   Wrightson Ltd.                                                  3,271,735           2,867,859
                                                                                    ------------
                                                                                      44,651,562
                                                                                    ------------
Norway (1.6%)
   Den Norske Bank AS                                              3,155,500          10,489,306
   Norsk Hydro AS ADR                                                 98,144           4,502,356
                                                                                    ------------
                                                                                      14,991,662
                                                                                    ------------
Pakistan (0.1%)
   Pakistan Telecommunications Corp. GDR `D'                          10,000             770,000
                                                                                    ------------
Philippines (0.4%)
   Millicom International Cellular SA GDR `D'                         89,700           3,565,575
                                                                                    ------------
Portugal (1.7%)
   Cimpor Cimentos de Portugal SA                                    233,500           4,909,925
   Portugal Telecom SA                                               251,400           6,540,114
   Portugal Telecom SA ADR                                           168,800           4,367,700
                                                                                    ------------
                                                                                      15,817,739
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       11

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
Singapore (2.0%)
   DBS Land Ltd.                                                   2,703,900        $  8,524,687
   Development Bank of Singapore Ltd.                                751,562           9,018,957
   Development Bank of Singapore Ltd. ADR                             34,750           1,667,236
                                                                                    ------------
                                                                                      19,210,880
                                                                                    ------------
South Korea (3.8%)
   Daewoo Electronics Co., Ltd.                                      684,150           5,562,870
   Daewoo Heavy Industries                                            78,194             597,842
   Hana Bank                                                         215,051           3,376,483
   Hana Bank (New)                                                    37,237             556,589
   Hanil Bank                                                        521,053           4,794,193
   Inchon Iron & Steel Co., Ltd.                                      11,700             252,743
   Keum Kang Development Ind. Co.                                     57,600             971,650
   Kookmin Bank GDR `D'                                              128,000           2,672,000
   Korea Electric & Power Co.                                         63,000           1,857,888
   Korea Europe Fund Ltd.                                                289             903,125
   Korea Long Term Credit Bank                                        89,657           1,936,765
   Korea Mobile Telecommunications Corp.                                  50              50,152
   L.G. Construction Ltd. `D'                                        112,630           2,241,665
   Samsung Electronics Co., Ltd.                                      56,148           3,958,979
   Samsung Electronics Co., Ltd. (New) `D'                            10,062             689,931
   Samsung Electronics Co., Ltd. GDR (Non-Voting) `D'                 15,346             329,939
   Samsung Electronics Co., Ltd. GDR (Voting) `D'                      5,068             233,128
   Samsung Heavy Industries Co., Ltd.                                 41,143             504,301
   Samsung Heavy Industries Co., Ltd. (New) `D'                       10,908             127,216
   Ssangyong Investment & Securities Co., Ltd. `D'                   254,520           3,891,932
                                                                                    ------------
                                                                                      35,509,391
                                                                                    ------------
Spain (3.6%)
   Banco de Santander                                                 30,300           1,555,978
   Banco de Santander ADR                                            249,000          12,916,875
   Iberdrola SA                                                    1,083,900          11,514,579
   Repsol SA ADR                                                     230,100           7,507,013
                                                                                    ------------
                                                                                      33,494,445
                                                                                    ------------
Sweden (2.3%)
   ABB AB Series B                                                    68,700           7,667,854
   Astra AB Series B                                                 266,100          12,155,680
   Mo Och Domsjo AB Series B                                          71,000           1,956,816
                                                                                    ------------
                                                                                      21,780,350
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       12

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
COMMON STOCK (CONT'D)
Switzerland (2.0%)
   ABB AG                                                              5,074        $  6,282,172
   Ciba-Geigy AG B                                                     9,005          11,063,530
   Danzas Holding AG                                                   1,369           1,546,310
                                                                                    ------------
                                                                                      18,892,012
                                                                                    ------------
Taiwan (2.9%)
   China Steel Corp.                                               5,604,000           4,989,026
   Hocheng Group Corp.                                             1,508,800           2,412,326
   Phoenixtec Power Co., Ltd. `D'                                  2,812,440           4,598,830
   Tatung Co., Ltd.                                                3,441,250           6,564,885
   Ton Yi Industrial Corp. `D'                                     5,123,210           6,180,616
   Wan Hai Lines Ltd.                                              1,000,000           2,816,134
                                                                                    ------------
                                                                                      27,561,817
                                                                                    ------------
Thailand (1.0%)
   Bangkok Bank Public Co., Ltd.                                     210,400           2,249,560
   Industrial Finance Corp. of Thailand                            1,310,833           3,864,484
   Siam Cement Public Co., Ltd.                                       55,500           1,902,358
   Thai Military Bank Public Co., Ltd.                               567,360           1,315,811
                                                                                    ------------
                                                                                       9,332,213
                                                                                    ------------
United Kingdom (7.4%)
   AAF Industries PLC `D'                                            158,700              86,509
   British Airport Authority PLC                                   1,037,712           8,400,611
   Cookson Group PLC                                               3,223,368          11,880,071
   Grand Metropolitan PLC                                          1,020,063           7,693,389
   London Pacific Group Ltd.                                         606,000           2,302,504
   Rolls-Royce PLC                                                 2,606,000          10,770,827
   Singer & Friedlander Group PLC                                  1,768,000           3,610,496
   TC Group PLC                                                    1,222,900           2,885,359
   Thistle Hotels PLC `D'                                          2,748,652           7,491,616
   Trio Holdings PLC `D'                                           1,648,500             147,534
   Vodafone Group PLC                                              3,597,800          13,904,058
                                                                                    ------------
                                                                                      69,172,974
                                                                                    ------------

TOTAL COMMON STOCK (Cost $837,257,221)                                               879,142,455
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       13

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                   SHARES              VALUE
                                                                 -----------        ------------
PREFERRED STOCK (0.2%)
South Korea (0.1%)
   Samsung Electronics Co., Ltd.                                      12,134        $    439,121
   Samsung Electronics Co., Ltd. (New) `D'                             3,657             127,145
                                                                                    ------------
                                                                                         566,266
                                                                                    ------------
United Kingdom (0.1%)
   Singer & Friedlander Group PLC, 8.50% Convertible                 348,947             860,227
                                                                                    ------------
TOTAL PREFERRED STOCK (Cost $3,931,007)                                                1,426,493
                                                                                    ------------
RIGHTS & WARRANTS (0.0%)
Hong Kong (0.0%)
   Jardine Strategic Holdings Ltd. Wts., 05/02/98 `D'                384,600              14,426
                                                                                    ------------
Israel (0.0%)
   Ampal-American Israel Corp. Class A Wts., 01/31/99 `D'             95,000              17,813
                                                                                    ------------
Japan (0.0%)
   Bandai Industries Wts., 11/04/97 `D'                                   60              15,000
                                                                                    ------------
TOTAL RIGHTS & WARRANTS (Cost $341,377)                                                   47,239
                                                                                    ------------
CALL OPTIONS (0.1%)
Japan (0.1%)
   Topix Index, 03/14/97 (Strike Price 1,539.20) `D'               1,062,727             642,525
                                                                                    ------------
New Zealand (0.0%)
   Air New Zealand Ltd., 05/01/98 (Strike Price $2.4615)
     `D'                                                           3,750,000              37,500
   Air New Zealand Ltd., 05/01/98 (Strike Price $2.5895)
     `D'                                                           3,750,000              24,750
                                                                                    ------------
                                                                                          62,250
                                                                                    ------------
South Korea (0.0%)
   Kospi 200 Index, 12/04/96 (Strike Price $.126002) `D'          23,296,620                   0
   Kospi 200 Index, 12/06/96 (Strike Price $.125812) `D'          22,994,313                  23
   Kospi 200 Index, 12/13/96 (Strike Price $.118539) `D'          31,954,705                 863
   Kospi 200 Index, 01/24/97 (Strike Price $.108243) `D'          31,894,727              40,698
   Kospi 200 Index, 02/07/97 (Strike Price $.110156) `D'          29,827,829              38,299
                                                                                    ------------
                                                                                          79,883
                                                                                    ------------
TOTAL CALL OPTIONS (Cost $3,072,806)                                                     784,658
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       14

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                     PAR
                                                                 -----------
CONVERTIBLE BONDS/NOTES (1.2%)
Argentina (0.2%)
   Banco de Galicia & Buenos Aires SA 7.00%, 08/01/02           $  1,574,000        $  1,542,520
                                                                                    ------------
Japan (0.6%)
   Matsushita Electric Works Ltd. 2.70%, 05/31/02            (A) 521,000,000           5,498,197
                                                                                    ------------
New Zealand (0.1%)
   Brierley Investments Ltd. 9.00%, 06/30/98                  (B)  1,028,875             865,501
                                                                                    ------------
Thailand (0.3%)
   Bangkok Bank Public Co., Ltd., 3.25%, 03/03/04               $  3,435,000           3,529,463
                                                                                    ------------
TOTAL CONVERTIBLE BONDS/NOTES (Cost $11,745,665)                                      11,435,681
                                                                                    ------------
SHORT-TERM INVESTMENTS (4.2%)
 Repurchase agreement with State Street Bank & Trust Co.
 dated 10/31/96 at 5.51% to be repurchased at $39,811,092
 on 11/01/96. (Collateralized by $40,150,000 U.S. Treasury
 Note 6.125%, due 03/31/98. Market value of collateral is
 $40,601,688.) (Cost $39,805,000)                                 39,805,000          39,805,000
                                                                                    ------------
TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $896,153,076*)                              932,641,526
OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)                                           4,801,674
                                                                                    ------------
NET ASSETS (100.0%) (applicable to 58,069,977
 shares outstanding)                                                                $937,443,200
                                                                                    ------------
                                                                                    ------------
NET ASSET VALUE, offering and redemption price per share
 ($937,443,200[div]58,069,977)                                                            $16.14
                                                                                          ------
                                                                                          ------

                            INVESTMENT ABBREVIATIONS

      ADR = American Depository Receipt
      GDR = Global Depository Receipt
      GDS = Global Depository Share

--------------------------------------------------------------------------------
 `D' Non-income producing security.
 * Cost for Federal income tax purposes is $896,226,893.
(A) Denominated in Japanese Yen.
(B) Denominated in New Zealand Dollars.

                See Accompanying Notes to Financial Statements.
                                       15

WARBURG PINCUS INSTITUTIONAL FUNDS, INC. -- SMALL COMPANY GROWTH PORTFOLIO STATEMENT OF NET ASSETS
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                    SHARES             VALUE
                                                                  ----------        ------------
COMMON STOCK (95.9%)
 Banks & Savings & Loans (1.0%)
   HUBCO, Inc.                                                        45,011        $    967,737
                                                                                    ------------
 Business Services (13.9%)
   Abacus Direct Corp.`D'                                              4,100             107,625
   American Management Systems, Inc.`D'                               35,300           1,116,363
   Catalina Marketing Corp.`D'                                        19,056             969,474
   CCC Information Services Group`D'                                  42,600             798,750
   CDI Corp.`D'                                                       34,129             938,547
   Checkpoint System, Inc.`D'                                         41,629             931,449
   Claremont Technology Group, Inc.`D'                                26,000             793,000
   Daisytek International Corp.`D'                                    31,654           1,210,764
   Getty Communications PLC ADR`D'                                    62,600             860,750
   ICTS International BV`D'                                           68,800             834,200
   International Network Services`D'                                   1,600              57,200
   National Educational Corp.`D'                                      51,100             830,375
   Norrell Corp.                                                      35,412             885,300
   Pharmaceutical Product Development, Inc.`D'                        45,300             866,363
   Professional Staff, Inc. ADR                                       35,000             341,250
   QuickResponse Services, Inc.`D'                                    26,433             981,325
   Wilmar Industries, Inc.`D'                                         39,700             853,550
   XLConnect Solutions, Inc.`D'                                        3,700             108,225
                                                                                    ------------
                                                                                      13,484,510
                                                                                    ------------
 Capital Equipment (0.9%)
   Roper Industries, Inc.                                             20,127             850,366
   Valmont Industries, Inc.                                              600              20,700
                                                                                    ------------
                                                                                         871,066
                                                                                    ------------
 Communications & Media (2.9%)
   Central European Media Enterprises Ltd. Class A`D'                 55,147           1,544,116
   Harte-Hanks Communications, Inc.                                   49,850           1,289,869
                                                                                    ------------
                                                                                       2,833,985
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       16

WARBURG PINCUS INSTITUTIONAL FUNDS, INC. -- SMALL COMPANY GROWTH PORTFOLIO STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                    SHARES             VALUE
                                                                  ----------        ------------
COMMON STOCK (CONT'D)
 Computers (11.7%)
   ANSYS, Inc.`D'                                                     29,200        $    357,700
   Arbor Software Corp.`D'                                            27,400             993,250
   Aspect Development, Inc.`D'                                        32,300             803,462
   Citrix Systems, Inc.`D'                                            33,246           1,836,841
   Clarify, Inc.`D'                                                   34,600           1,669,450
   Cognex Corp.`D'                                                    50,500             650,187
   Integrated Systems, Inc.`D'                                        32,500             877,500
   Intelligroup, Inc.`D'                                               3,000              47,250
   Learning Tree International, Inc.`D'                               13,300             561,925
   Memco Software Ltd.`D'                                              7,000             127,750
   National Instruments Corp.`D'                                      35,755           1,019,018
   Rational Software Corp.`D'                                         39,500           1,515,813
   Tecnomatix Technologies, Ltd. Ord`D'                               51,900             901,763
                                                                                    ------------
                                                                                      11,361,909
                                                                                    ------------
 Consumer Durables (0.8%)
   Chicago Miniature Lamp, Inc.`D'                                     7,700             229,075
   Dura Automotive Systems, Inc.`D'                                   23,200             556,800
                                                                                    ------------
                                                                                         785,875
                                                                                    ------------
 Consumer Non-Durables (3.1%)
   Carson, Inc. Class A`D'                                            10,300             167,375
   Central Garden & Pet Co.`D'                                        42,900           1,013,512
   Marker International`D'                                            28,800             219,600
   North Face, Inc.`D'                                                33,100             670,275
   Sola International, Inc.`D'                                        24,400             881,450
                                                                                    ------------
                                                                                       2,952,212
                                                                                    ------------
 Consumer Services (2.6%)
   DeVRY, Inc.`D'                                                     35,526           1,771,859
   Veterinary Centers of America, Inc.`D'                             40,000             735,000
                                                                                    ------------
                                                                                       2,506,859
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       17

WARBURG PINCUS INSTITUTIONAL FUNDS, INC. -- SMALL COMPANY GROWTH PORTFOLIO STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                    SHARES             VALUE
                                                                  ----------        ------------
COMMON STOCK (CONT'D)
 Electronics (11.2%)
   Analogic Corp.                                                     30,300        $    825,675
   Burr-Brown Corp.`D'                                                56,823           1,207,489
   Epic Design Technology, Inc.`D'                                    38,200             935,900
   Glenayre Technologies, Inc.`D'                                     43,800           1,127,850
   Intelligent Electronics, Inc.`D'                                   90,000             798,750
   Methode Electronics, Inc. Class A                                  71,697           1,398,092
   Microchip Technology, Inc.`D'                                      19,000             688,750
   Photronics, Inc.`D'                                                32,100             866,700
   Sawtek, Inc.`D'                                                    29,700             898,425
   Select Software Tools Ltd. ADR`D'                                   5,000             110,000
   Synopsys, Inc.`D'                                                  43,900           1,975,500
                                                                                    ------------
                                                                                      10,833,131
                                                                                    ------------
 Energy (4.2%)
   Brown (Tom), Inc.`D'                                               76,489           1,443,730
   Chieftain International, Inc.`D'                                   40,100             937,337
   Texas Meridian Resources Corp.`D'                                  91,046           1,638,828
                                                                                    ------------
                                                                                       4,019,895
                                                                                    ------------
 Environmental Services (3.2%)
   Allied Waste Industries, Inc.`D'                                  149,297           1,353,004
   USA Waste Services, Inc.`D'                                        53,843           1,722,976
                                                                                    ------------
                                                                                       3,075,980
                                                                                    ------------
 Financial Services (4.7%)
   Aames Financial Corp.                                              26,300           1,173,637
   PMT Services, Inc.`D'                                              45,400             908,000
   Transaction Systems Architects, Inc. Class A`D'                    46,400           1,925,600
   Triad Guaranty, Inc.`D'                                            17,800             538,450
                                                                                    ------------
                                                                                       4,545,687
                                                                                    ------------
 Healthcare (6.1%)
   Ballard Medical Products                                           41,914             738,734
   Core, Inc.`D'                                                      76,600             785,150
   EmCare Holdings, Inc.`D'                                           49,918           1,247,950
   Endosonics Corp.`D'                                                27,900             352,237
   Endovascular Technologies, Inc.`D'                                 66,600             699,300
   IDX Systems Corp.`D'                                               32,933             971,524
   InControl, Inc.`D'                                                 62,100             504,563
   Nitinol Medical Technologies, Inc.`D'                              15,200             159,600
   Physician Reliance Network, Inc.`D'                                72,300             424,763
   Trex Medical Corp.`D'                                                 790              13,924
                                                                                    ------------
                                                                                       5,897,745
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       18

WARBURG PINCUS INSTITUTIONAL FUNDS, INC. -- SMALL COMPANY GROWTH PORTFOLIO STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                    SHARES             VALUE
                                                                  ----------        ------------
COMMON STOCK (CONT'D)
 Industrial Mfg. & Processing (0.8%)
   Elbit Vision Systems, Inc.`D'                                      44,300        $    265,800
   Waters Corp.`D'                                                    17,900             554,900
                                                                                    ------------
                                                                                         820,700
                                                                                    ------------
 Leisure & Entertainment (2.8%)
   Family Golf Centers, Inc.`D'                                       41,500           1,219,063
   Golden Bear Golf, Inc.`D'                                           3,200              57,600
   Premier Parks, Inc.`D'                                             46,500           1,476,374
                                                                                    ------------
                                                                                       2,753,037
                                                                                    ------------
 Lodging & Restaurants (2.1%)
   Doubletree Corp.`D'                                                30,224           1,225,961
   Planet Hollywood International, Inc. Class A`D'                    39,000             809,250
                                                                                    ------------
                                                                                       2,035,211
                                                                                    ------------
 Oil Services (5.3%)
   Forcenergy Gas Exploration, Inc.`D'                                35,000             958,125
   Global Industry Ltd.`D'                                            65,900           1,186,200
   Input/Output, Inc.`D'                                              50,000           1,487,500
   Petroleum Geo Services ADR`D'                                      44,531           1,525,187
                                                                                    ------------
                                                                                       5,157,012
                                                                                    ------------
 Pharmaceuticals (4.3%)
   Applied Analytical Industries, Inc.`D'                              2,000              43,500
   EntreMed, Inc.`D'                                                     400               6,100
   Gilead Sciences, Inc.`D'                                           44,035           1,029,318
   Ligand Pharmaceuticals, Inc. Class B`D'                            79,918             988,985
   NaPro Biotherapeutics, Inc.`D'                                     42,000             383,250
   Regeneron Pharmaceuticals, Inc.`D'                                 49,800             946,200
   Serologicals Corp.`D'                                              24,400             744,200
                                                                                    ------------
                                                                                       4,141,553
                                                                                    ------------
 Real Estate (2.7%)
   Fairfield Communities, Inc.`D'                                     30,000             641,250
   NHP, Inc.`D'                                                       72,598           1,197,867
   U.S. Restaurant Properties Master Limited Partnership              31,600             738,650
                                                                                    ------------
                                                                                       2,577,767
                                                                                    ------------
 Retail (3.3%)
   Borders Group, Inc.`D'                                             45,000           1,417,500
   Kenneth Cole Productions, Inc. Class A`D'                          51,000             841,500
   Stage Stores, Inc.`D'                                              10,000             182,500
   Urban Outfitters, Inc.`D'                                          48,500             763,875
                                                                                    ------------
                                                                                       3,205,375
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       19

WARBURG PINCUS INSTITUTIONAL FUNDS, INC. -- SMALL COMPANY GROWTH PORTFOLIO STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                  NUMBER OF
                                                                    SHARES             VALUE
                                                                  ----------        ------------
COMMON STOCK (CONT'D)
 Telecommunications & Equipment (5.0%)
   Brooks Fiber Properties, Inc.`D'                                   34,000        $    998,750
   Intermedia Communications of Florida, Inc.`D'                      39,500           1,264,000
   InterVoice, Inc.`D'                                                60,000             780,000
   Teledata Communications Ltd.`D'                                    61,000             968,375
   Tollgrade Communications, Inc.`D'                                  31,600             821,600
                                                                                    ------------
                                                                                       4,832,725
                                                                                    ------------
 Transportation (3.3%)
   Coach USA, Inc.`D'                                                 16,700             455,075
   Heartland Express, Inc.`D'                                         48,450           1,065,900
   Mark VII, Inc.`D'                                                  63,631           1,662,360
                                                                                    ------------
                                                                                       3,183,335
                                                                                    ------------
TOTAL COMMON STOCK (Cost $89,632,782)                                                 92,843,306
                                                                                    ------------

                                                                     PAR
                                                                  ----------
SHORT-TERM INVESTMENTS (8.3%)
  Repurchase agreement with State Street Bank & Trust Co.
  dated 10/31/96 at 5.51% to be repurchased at $8,067,235 on
  11/01/96. (Collateralized by $8,140,000 U.S. Treasury Note
  6.125%, due 03/31/98. Market value of collateral is
  $8,231,575.) (Cost $8,066,000)                                  $8,066,000           8,066,000
                                                                                    ------------
TOTAL INVESTMENTS AT VALUE (104.2%) (Cost $97,698,782*)                              100,909,306
LIABILITIES IN EXCESS OF OTHER ASSETS (4.2%)                                         (4,082,223)
                                                                                    ------------
NET ASSETS (100.0%) (applicable to 7,493,639 shares outstanding)                    $ 96,827,083
                                                                                    ------------
                                                                                    ------------
NET ASSET VALUE, offering and redemption price per share
 ($96,827,083[div]7,493,639)                                                              $12.92
                                                                                          ------
                                                                                          ------

--------------------------------------------------------------------------------
`D' Non-income producing security.
* Cost for Federal income tax purposes is $97,708,244.

                See Accompanying Notes to Financial Statements.
                                       20

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS
October 31, 1996
--------------------------------------------------------------------------------

                                                                   NUMBER OF
                                                                    SHARES             VALUE
                                                                   ---------        ------------
COMMON STOCK (87.2%)
Argentina (5.4%)
   Disco SA ADR `D'                                                  26,900         $    605,250
   YPF SA ADR                                                        44,000            1,001,000
                                                                                    ------------
                                                                                       1,606,250
                                                                                    ------------
Australia (5.4%)
   Oil Search Ltd.                                                  665,300            1,001,396
   Orogen Minerals Ltd. GDR `D'                                      38,000              601,806
                                                                                    ------------
                                                                                       1,603,202
                                                                                    ------------
Brazil (4.2%)
   Centrais Electricas de Santa Catarina SA GDR `D'                  14,800            1,246,900
                                                                                    ------------
Chile (6.8%)
   Enersis SA ADR                                                    31,000              910,625
   Santa Isabel SA ADR                                               39,000            1,096,875
                                                                                    ------------
                                                                                       2,007,500
                                                                                    ------------
China (2.3%)
   Cheung Kong Infrastructure Holdings Ltd. `D'                     364,000              677,936
                                                                                    ------------
Egypt (2.2%)
   Commercial International Bank Ltd. GDR `D'                        44,600              646,700
                                                                                    ------------
Hong Kong (5.2%)
   Hong Kong Land Holdings Ltd. ADR                                 257,000              573,110
   Wing Hang Bank Ltd.                                              237,000              953,309
                                                                                    ------------
                                                                                       1,526,419
                                                                                    ------------
India (5.2%)
   Hindalco Industries Ltd. GDR                                      41,300              759,094
   State Bank of India Ltd. GDR `D'                                  52,000              785,200
                                                                                    ------------
                                                                                       1,544,294
                                                                                    ------------
Indonesia (6.7%)
   P.T. Bank Nisp                                                   546,000              606,797
   P.T. Indosat ADR                                                  46,300            1,394,788
                                                                                    ------------
                                                                                       2,001,585
                                                                                    ------------
Israel (3.9%)
   ECI Telecommunications Limited Designs                            58,000            1,160,000
                                                                                    ------------
Malaysia (2.5%)
   Land and General BHD                                             344,000              749,010
                                                                                    ------------
Philippines (4.8%)
   Millicom International Cellular SA ADR `D'                        36,000            1,431,000
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       21

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

                                                                   NUMBER OF
                                                                    SHARES             VALUE
                                                                   ---------        ------------
COMMON STOCK (CONT'D)
Portugal (3.1%)
   Cimpor-Cimentos de Portugal SA                                    44,300         $    931,519
                                                                                    ------------
Singapore (6.5%)
   DBS Land Ltd.                                                    338,000            1,065,625
   Development Bank of Singapore Ltd.                                73,000              876,021
                                                                                    ------------
                                                                                       1,941,646
                                                                                    ------------
South Korea (5.7%)
   Keum Kang Development Ind. Co. `D'                                34,400              580,291
   Kookmin Bank GDR `D'                                              26,000              542,750
   Korea Electric & Power Co.                                        19,000              560,316
                                                                                    ------------
                                                                                       1,683,357
                                                                                    ------------
Taiwan (7.7%)
   Pacific Electrical Wire and Cable Co. `D'                        916,000              765,552
   Tatung Co., Ltd.                                                 254,000              484,557
   Ton Yi Industrial Corp.`D'                                       394,400              475,802
   Wan Hai Lines Co., Ltd.                                          195,000              549,146
                                                                                    ------------
                                                                                       2,275,057
                                                                                    ------------
Thailand (9.0%)
   Industrial Finance Corp. of Thailand                              82,000              241,745
   Jasmine International Public Co., Ltd.                           104,000              286,164
   Ruam Pattana Fund II                                           2,365,500            1,092,556
   Siam Cement Public Co., Ltd.                                      17,000              582,704
   Thai Military Bank Public Co., Ltd.                              197,000              456,879
                                                                                    ------------
                                                                                       2,660,048
                                                                                    ------------
Zimbabwe (0.6%)
   Trans Zambesi Industries GDR                                      84,000              172,200
                                                                                    ------------
TOTAL COMMON STOCK (Cost $26,089,082)                                                 25,864,623
                                                                                    ------------
CALL OPTIONS (0.3%)
South Korea (0.1%)
   Kospi 200 Index, 04/11/97 (Strike Price .105651) `D'           9,808,421               39,038
                                                                                    ------------
Thailand (0.2%)
   Set Index, 04/11/97 (Strike Price 36.683445) `D'                  31,995               60,344
                                                                                    ------------
TOTAL CALL OPTIONS (Cost $200,000)                                                        99,382
                                                                                    ------------

                See Accompanying Notes to Financial Statements.
                                       22

WARBURG PINCUS INSTITUTIONAL FUND, INC. --
EMERGING MARKETS PORTFOLIO
STATEMENT OF NET ASSETS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

CONVERTIBLE BONDS (6.8%)                                              PAR              VALUE
                                                                   ---------        ------------
China (2.9%)
   Henderson Capital International 5.00%, 03/28/97                $1,005,000        $    869,325
                                                                                    ------------
South Korea (3.9%)
   Samsung Electronics Co., Ltd. 0.25%, 12/31/06                   1,075,000           1,158,312
                                                                                    ------------
TOTAL CONVERTIBLE BONDS (Cost $2,141,831)                                              2,027,637
                                                                                    ------------
SHORT-TERM INVESTMENTS (6.8%)
  Repurchase agreement with State Street Bank & Trust Co.,
  dated 10/31/96 at 5.51% to be repurchased at $2,020,309 on
  11/01/96. (Collateralized by $2,005,000 U.S. Treasury Note
  6.00%, due 05/31/98. Market value of collateral is
  $2,064,372.) (Cost $2,020,000)                                   2,020,000           2,020,000
                                                                                    ------------
TOTAL INVESTMENTS AT VALUE (101.1%) (Cost $30,450,913*)                               30,011,642
LIABILITIES IN EXCESS OF OTHER ASSETS (1.1%)                                           (313,520)
                                                                                    ------------
NET ASSETS (100.0%) (applicable to 3,012,008 shares outstanding)                    $ 29,698,122
                                                                                    ------------
                                                                                    ------------
NET ASSET VALUE, offering and redemption price per share
 ($29,698,122[div]3,012,008)                                                               $9.86

--------------------------------------------------------------------------------
`D' Non-income producing security.
 * Also cost for Federal income tax purposes.

                See Accompanying Notes to Financial Statements.
                                       23

WARBURG PINCUS INSTITUTIONAL FUND, INC.
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                  SMALL COMPANY GROWTH PORTFOLIO   EMERGING MARKETS PORTFOLIO
                                                                  ------------------------------   ---------------------------
                                 INTERNATIONAL EQUITY PORTFOLIO           FOR THE PERIOD                 FOR THE PERIOD
                                 ------------------------------         DECEMBER 29, 1995              SEPTEMBER 30, 1996
                                            FOR THE                      (COMMENCEMENT OF               (COMMENCEMENT OF
                                           YEAR ENDED                  OPERATIONS) THROUGH             OPERATIONS) THROUGH
                                        OCTOBER 31, 1996                 OCTOBER 31, 1996               OCTOBER 31, 1996
                                 ------------------------------   ------------------------------   ---------------------------

INVESTMENT INCOME:
   Dividends                              $ 14,328,000                      $   32,544                      $   8,995
   Interest                                  1,587,858                         209,964                         57,226
   Foreign taxes withheld                   (1,830,522)                            (50)                        (1,732)
                                            ----------                        --------                        -------

       Total investment income              14,085,336                         242,458                         64,489
                                            ----------                        --------                        -------
EXPENSES:
   Investment advisory                       5,644,429                         268,768                         21,487
   Administrative services                   1,408,094                          59,726                          4,727
   Audit                                        30,996                          13,674                         12,000
   Custodian/Sub-Custodian                     516,854                          35,528                         11,004
   Directors                                     5,625                           1,875                            208
   Insurance                                    16,248                             326                              0
   Interest                                    131,146                               0                              0
   Legal                                        78,927                           7,505                          3,000
   Offering/Organizational
     Costs                                      23,819                          65,575                          6,231
   Printing                                      8,084                           8,798                          3,000
   Registration                                162,495                          34,209                          9,621
   Transfer Agent                               15,421                             886                            500
   Miscellaneous                                21,272                           6,944                          2,000
                                            ----------                        --------                        -------
                                             8,063,410                         503,814                         73,778
   Less fees waived and
     expenses reimbursed                    (1,360,650)                       (207,359)                       (46,919)
                                            ----------                        --------                        -------
       Total expenses                        6,702,760                         296,455                         26,859
                                            ----------                        --------                        -------
         Net investment income
           (loss)                            7,382,576                         (53,997)                        37,630
                                            ----------                        --------                        -------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) FROM INVESTMENTS
 AND FOREIGN CURRENCY RELATED
 ITEMS:
   Net realized gain (loss)
     from security transactions             19,372,193                        (783,063)                        (5,175)
   Net realized gain from
     foreign currency related
     items                                  21,564,400                               0                          5,335
   Net change in unrealized
     appreciation
     (depreciation) from
     investments and foreign
     currency related items                  4,818,352                       3,210,524                       (439,668)
                                            ----------                        --------                        -------
   Net realized and unrealized
     gain (loss) from
     investments and foreign
     currency related items                 45,754,945                       2,427,461                       (439,508)
                                            ----------                        --------                        -------
   Net increase (decrease) in
     net assets resulting from
     operations                           $ 53,137,521                      $2,373,464                      $(401,878)
                                            ----------                        --------                        -------
                                            ----------                        --------                        -------

                See Accompanying Notes to Financial Statements.
                                       24

WARBURG PINCUS INSTITUTIONAL FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                 INTERNATIONAL EQUITY          SMALL COMPANY GROWTH PORTFOLIO     EMERGING MARKETS PORTFOLIO
                                       PORTFOLIO               ------------------------------     --------------------------
                             -----------------------------             FOR THE PERIOD                   FOR THE PERIOD
                                                                     DECEMBER 29, 1995                SEPTEMBER 30, 1996
                                  FOR THE YEAR ENDED                  (COMMENCEMENT OF                 (COMMENCEMENT OF
                                      OCTOBER 31,                   OPERATIONS) THROUGH              OPERATIONS) THROUGH
                                 1996             1995                OCTOBER 31, 1996                 OCTOBER 31, 1996
                             ------------     ------------     ------------------------------     --------------------------

FROM OPERATIONS:

   Net investment income
     (loss)                  $  7,382,576     $  4,659,886              $    (53,997)                    $     37,630
   Net realized gain
     (loss) from security
     transactions              19,372,193       (1,094,116)                 (783,063)                          (5,175)
   Net realized gain from
     foreign currency
     related items             21,564,400        3,076,737                         0                            5,335
   Net change in
     unrealized
     appreciation
     (depreciation) from
     investments and
     foreign currency
     related items              4,818,352       (6,017,482)                3,210,524                         (439,668)
                             ------------     ------------                ----------                       ----------
   Net increase
     (decrease) in net
     assets resulting
     from operations           53,137,521          625,025                 2,373,464                         (401,878)
                             ------------     ------------                ----------                       ----------

FROM DISTRIBUTIONS:
   Dividends from net
     investment income        (17,882,333)      (3,614,605)                        0                                0
   Distributions from
     realized gains                     0      (11,710,991)                        0                                0
                             ------------     ------------                ----------                       ----------
       Net decrease in
         net assets from
         distributions        (17,882,333)     (15,325,596)                        0                                0
                             ------------     ------------                ----------                       ----------

FROM CAPITAL SHARE
 TRANSACTIONS:
   Proceeds from sale of
     shares                   430,798,265      253,425,787                94,452,619                       30,000,000
   Reinvested dividends        13,380,860       13,607,235                         0                                0
   Net asset value of
     shares redeemed          (49,750,004)     (75,870,772)                        0                                0
                             ------------     ------------                ----------                       ----------
       Net increase in
         net assets from
         capital share
         transactions         394,429,121      191,162,250                94,452,619                       30,000,000
                             ------------     ------------                ----------                       ----------
       Net increase in
         net assets           429,684,309      176,461,679                96,826,083                       29,598,122

NET ASSETS:
   Beginning of period        507,758,891      331,297,212                     1,000                          100,000
                             ------------     ------------                ----------                       ----------
   End of period             $937,443,200     $507,758,891              $ 96,827,083                     $ 29,698,122
                             ------------     ------------                ----------                       ----------
                             ------------     ------------                ----------                       ----------

                See Accompanying Notes to Financial Statements.
                                       25

WARBURG PINCUS INSTITUTIONAL FUND, INC. -- INTERNATIONAL EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)
--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED                 SEPTEMBER 1, 1992
                                                                  OCTOBER 31,                    (COMMENCEMENT OF
                                                    ---------------------------------------     OPERATIONS) THROUGH
                                                     1996       1995       1994       1993       OCTOBER 31, 1992
                                                    ------     ------     ------     ------     -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $15.10     $16.34     $13.49     $ 9.62           $ 10.00
                                                    ------     ------     ------     ------             -----
   Income from Investment Operations:
   Net Investment Income                              0.26       0.15       0.17       0.10              0.02
   Net Gain/(Loss) from Securities and Foreign
     Currency Related Items (both realized and
     unrealized)                                      1.28      (0.64)      2.87       3.87             (0.40)
                                                    ------     ------     ------     ------             -----
       Total from Investment Operations               1.54      (0.49)      3.04       3.97             (0.38)
                                                    ------     ------     ------     ------             -----
   Less Distributions:
   Dividends from net investment income              (0.50)     (0.18)     (0.07)     (0.10)             0.00
   Distributions from net realized capital gains      0.00      (0.57)     (0.12)      0.00              0.00
                                                    ------     ------     ------     ------             -----
       Total Distributions                           (0.50)     (0.75)     (0.19)     (0.10)             0.00
                                                    ------     ------     ------     ------             -----
NET ASSET VALUE, END OF PERIOD                      $16.14     $15.10     $16.34     $13.49           $  9.62
                                                    ------     ------     ------     ------             -----
                                                    ------     ------     ------     ------             -----
Total Return                                         10.48%     (2.83%)    22.62%     41.61%            (3.80%)`D'

RATIOS /SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                  $937,443   $507,759   $331,297   $109,280           $18,613

Ratios to average daily net assets:
   Operating expenses                                 0.95%      0.95%      0.95%      0.95%             0.95%*
   Net investment income                              1.05%      1.20%      0.59%      0.75%             1.22%*
   Decrease reflected in above operating expense
     ratios due to waivers/reimbursements.            0.19%      0.23%      0.29%      0.44%             0.85%*
Portfolio Turnover Rate                              29.91%     39.70%     19.34%     19.40%             8.25%`D'
Average Commission Rate #                           $.0154         --         --         --                --

--------------------------------------------------------------------------------
`D' Non-Annualized
* Annualized

# Calculated by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charge.

                See Accompanying Notes to Financial Statements.

TAX STATUS OF 1996 DIVIDENDS (Unaudited)

Dividends paid by the Portlfolio taxable as ordinary income amounted to $.50 per share.

Because the Portfolio's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1997.

WARBURG PINCUS INSTITUTIONAL FUND, INC. -- SMALL COMPANY GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                  DECEMBER 29, 1995
                                                                                  (COMMENCEMENT OF
                                                                                 OPERATIONS) THROUGH
                                                                                  OCTOBER 31, 1996
                                                                                 -------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $ 10.00
                                                                                         -----
   Income from Investment Operations:

   Net Investment Loss                                                                   (0.01)

   Net Gain on Securities
     (both realized and unrealized)                                                       2.93
                                                                                         -----

       Total from Investment Operations                                                   2.92
                                                                                         -----

NET ASSET VALUE, END OF PERIOD                                                         $ 12.92
                                                                                         -----
                                                                                         -----
Total Return                                                                             29.20%`D'

RATIOS /SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                                       $96,827

Ratios to average daily net assets:
   Operating expenses                                                                     0.99%*
   Net investment loss                                                                   (0.18%)*
   Decrease reflected in above operating expense ratios due to
     waivers/reimbursements                                                               0.69%*
Portfolio Turnover Rate                                                                  57.38%`D'
Average Commission Rate #                                                              $ .0560

--------------------------------------------------------------------------------
`D' Non-Annualized
* Annualized

# Calculated by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charge.

                See Accompanying Notes to Financial Statements.
                                       27

WARBURG PINCUS INSTITUTIONAL FUND, INC. -- EMERGING MARKETS PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                                 SEPTEMBER 30, 1996
                                                                                  (COMMENCEMENT OF
                                                                                    OPERATIONS)
                                                                                      THROUGH
                                                                                  OCTOBER 31, 1996
                                                                                 ------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $10.00
                                                                                        -----
   Income from Investment Operations:
   Net Investment Income                                                                 0.01
   Net Loss on Securities (both realized and unrealized)                                (0.15)
                                                                                        -----
       Total from Investment Operations                                                 (0.14)
                                                                                        -----
NET ASSET VALUE, END OF PERIOD                                                         $ 9.86
                                                                                        -----
                                                                                        -----
Total Return                                                                            (1.40%)`D'

RATIOS /SUPPLEMENTAL DATA:
Net Assets, End of Period (000s)                                                      $29,698

Ratios to average daily net assets:
   Operating expenses                                                                    1.25%*
   Net investment income                                                                 1.75%*
   Decrease reflected in above operating expense ratios due to
     waivers/reimbursements                                                              2.18%*
Portfolio Turnover Rate                                                                  2.39%`D'
Average Commission Rate #                                                             $ .0120

--------------------------------------------------------------------------------
`D' Non-Annualized
* Annualized

# Calculated by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charge.

                See Accompanying Notes to Financial Statements.
                                       28

WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS
October 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

   Warburg Pincus Institutional Fund, Inc. (the 'Fund') is an open-end management investment company and currently offers four managed investment funds (the 'Portfolios'): International Equity Portfolio, which commenced operations on September 1, 1992, seeks long-term capital appreciation by investing in equity securities of principally non-United States issuers; Small Company Growth Portfolio, which commenced operations on December 29, 1995, seeks capital growth by investing primarily in equity securities of small-sized domestic companies; Global Fixed Income Portfolio, which as of October 31, 1996, had not commenced operations, seeks to maximize total investment return consistent with prudent investment management while preserving capital by investing in investment grade fixed income securities of issuers throughout the world, including United States issuers; and Emerging Markets Portfolio, which commenced operations on September 30, 1996, seeks growth of capital by investing primarily in equity securities of companies in emerging securities markets.

   The net asset values of the Portfolios are determined daily as of the close of regular trading on the New York Stock Exchange. The Portfolio's investments are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported mean price. In the absence of market quotations, investments are generally valued at fair value as determined by or under the direction of the Fund's Board of Directors. Short-term investments that mature in 60 days or less are valued on the basis of amortized cost, which approximates market value.

   The books  and records  of the  Portfolios are  maintained in  U.S.  dollars.
Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of gains and losses on investments in equity securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of equity securities. The Fund isolates that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

   Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES (CONT'D)
   Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

   No provision is made for Federal taxes as it is the Fund's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

   Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized over a period of five years from the date each Portfolio commences its operations. Costs incurred by the Portfolios in connection with the offering of its shares have been deferred and are being amortized over a one year period from the date each Portfolio commences its operations.

   The Portfolios may enter into repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio acquires an underlying security subject to an obligation of the seller to repurchase. The value of the underlying security collateral will be maintained at an amount at least equal to the total amount of the purchase obligation, including interest. The collateral is in the Portfolio's possession.

   The Fund, together with other Warburg-advised funds (collectively the 'Warburg Funds'), has established committed and uncommitted line of credit facilities with certain banks for temporary or emergency purposes primarily relating to fund share redemptions and funding payments of dividend or capital gain distributions. Under the terms of the committed line of credit, the Warburg Funds with access to the facility pay a commitment fee at a rate of .10% per annum on the amount of the line of credit. In addition, under the terms of both the committed and uncommitted facilities, the Warburg Funds will pay interest on borrowings at the banks base rate plus .55%. Aggregate borrowings for each fund under these credit facilities may not exceed the lower of (a) the maximum amount permitted by such fund's investment policies and restrictions or (b) thirty three and one-third percent (33 1/3%) of such fund's total assets. At October 31, 1996 there were no outstanding balances under these line of credit facilities for any of the Portfolios.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------
statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   The Portfolios have an arrangement with their transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the transfer agent expense. For the period ended October 31, 1996, the International Equity Portfolio, the Small Company Growth Portfolio and the Emerging Markets Portfolio had credits or reimbursements of $58,005, $202 and $0, respectively under this arrangement.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

   Warburg, Pincus Counsellors, Inc. ('Warburg'), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ('Counsellors G.P.'), serves as each Portfolio's investment adviser. For its investment advisory services, Warburg receives the following fees based on each Portfolio's average daily net assets:

                   PORTFOLIO                                   ANNUAL RATE
------------------------------------------------    ----------------------------------
International Equity                                .80% of average daily net assets
Small Company Growth                                .90% of average daily net assets
Emerging Markets                                    1.00% of average daily net assets

   For the period ended October 31, 1996, investment advisory fees, waivers and reimbursements were as follows:

                              GROSS                             NET             EXPENSE
       PORTFOLIO           ADVISORY FEE       WAIVER        ADVISORY FEE     REIMBURSEMENTS
-----------------------    ------------     -----------     ------------     --------------
International Equity        $5,644,429      $(1,182,795)     $4,461,634         $      0
Small Company Growth           268,768         (122,453)        146,315          (74,803)
Emerging Markets                21,487          (21,487)              0          (22,854)

   Counsellors Funds Service, Inc. ('CFSI'), a wholly owned subsidiary of Warburg, and PFPC Inc. ('PFPC'), an indirect, wholly owned subsidiary of PNC Bank Corp. ('PNC'), serve as each Portfolio's co-administrators. For its administrative services, CFSI receives a fee calculated at an annual rate of
 .10% of the Portfolios' average daily net assets. For the period ended October 31, 1996, administrative services fees earned by CFSI were as follows:

                      PORTFOLIO                           CO-ADMINISTRATION FEE
------------------------------------------------------    ---------------------
International Equity                                            $ 705,554
Small Company Growth                                               29,863
Emerging Markets                                                    2,149

   For its administrative services for the Small Company Growth Portfolio, PFPC currently receives a fee calculated at an annual rate of .10% on each Fund's first $500 million in average daily net assets, .075% on the next $1 billion in average daily net assets and .05% of average daily net assets in excess of $1.5 billion. For

WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR (CONT'D) the International Equity Portfolio and the Emerging Markets Portfolio, PFPC receives a fee based on the following fee structure:

AVERAGE DAILY NET ASSETS                                        ANNUAL RATE
-------------------------------------------------    ---------------------------------
First $250 million                                   .12% of average daily net assets
Second $250 million                                  .10% of average daily net assets
Third $250 million                                   .08% of average daily net assets
Over $750 million                                    .05% of average daily net assets

   For the period ended October 31, 1996, administrative service fees earned and waived by PFPC were as follows:

                                                                               NET
        PORTFOLIO             CO-ADMINISTRATION FEE      WAIVER       CO-ADMINISTRATION FEE
--------------------------    ---------------------     ---------     ---------------------
International Equity                $ 702,540           $(119,850)          $ 582,690
Small Company Growth                   29,863              (9,901)             19,962
Emerging Markets                        2,578              (2,578)                  0

   Counsellors Securities Inc. ('CSI'), also a wholly owned subsidiary of Warburg, acts as distributor of each Portfolio's shares. No compensation is payable by the Portfolios to CSI for its distribution services.

3. INVESTMENTS IN SECURITIES

   Purchases and sales of investment securities for the period ended October 31, 1996 (excluding short-term investments) were as follows:

                   PORTFOLIO                         PURCHASES          SALES
------------------------------------------------    ------------     ------------
International Equity                                $583,800,645     $200,686,055
Small Company Growth                                 108,756,717       18,332,136
Emerging Markets                                      28,751,679          334,650

   At October 31, 1996, the net unrealized appreciation from investments for those securities having an excess of value over cost and net depreciation from investments for those securities having an excess of cost over value (based on cost for Federal income tax purposes) was as follows:

                                                                          NET UNREALIZED
                                         UNREALIZED       UNREALIZED       APPRECIATION
             PORTFOLIO                  APPRECIATION     DEPRECIATION     (DEPRECIATION)
------------------------------------    ------------     ------------     --------------
International Equity                    $94,324,502      $(57,909,869)     $ 36,414,633
Small Company Growth                      8,530,062        (5,329,000)        3,201,062
Emerging Markets                            540,230          (979,501)         (439,271)

4. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolios may enter into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Each Portfolio will enter into forward contracts primarily for hedging purposes. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and

WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------
any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

   At October 31, 1996, the International Equity Portfolio had the following open forward foreign currency contracts:

                                       FOREIGN                                              UNREALIZED
FORWARD CURRENCY    EXPIRATION        CURRENCY           CONTRACT         CONTRACT       FOREIGN EXCHANGE
    CONTRACT           DATE          TO BE SOLD           AMOUNT           VALUE           GAIN (LOSS)
----------------    ----------     ---------------     ------------     ------------     ----------------
French Francs        03/05/97         203,400,000      $ 39,995,281     $ 40,089,087        $  (93,806)
German Marks         04/02/97          72,366,816        48,000,000       48,292,836          (292,836)
Japanese Yen         10/24/97       6,535,619,300        61,000,000       60,458,398           541,602
Japanese Yen         10/24/97       5,900,180,000        55,000,000       54,580,203           419,797
Japanese Yen         10/24/97       5,252,751,000        49,000,000       48,591,097           408,903
                                                       ------------     ------------          --------
                                                       $252,995,281     $252,011,621        $  983,660
                                                       ------------     ------------          --------
                                                       ------------     ------------          --------

5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue up to three billion full and fractional shares of common stock of separate series having a $.001 par value per share. Shares of three series have been authorized, which constitute the interest in the Portfolios.

   Transactions in shares of each Portfolio were as follows:

                                                     SMALL COMPANY GROWTH     EMERGING MARKETS
                                                          PORTFOLIO              PORTFOLIO
                      INTERNATIONAL EQUITY           --------------------   --------------------
                            PORTFOLIO                   FOR THE PERIOD         FOR THE PERIOD
               -----------------------------------    DECEMBER 29, 1995      SEPTEMBER 30, 1996
                 FOR THE YEAR         FOR THE          (COMMENCEMENT OF       (COMMENCEMENT OF
                    ENDED            YEAR ENDED      OPERATIONS) THROUGH    OPERATIONS) THROUGH
               OCTOBER 31, 1996   OCTOBER 31, 1995     OCTOBER 31, 1996       OCTOBER 31, 1996
               ----------------   ----------------   --------------------   --------------------
Shares sold       26,659,175         17,573,932            7,493,539              3,002,008
Shares issued
 to
 shareholders
 on
 reinvestment
 of dividends        898,044            939,078                    0                      0
Shares
 redeemed         (3,123,266)        (5,146,019)                   0                      0
                    --------           --------              -------                -------
Net increase
 in shares
 outstanding      24,433,953         13,366,991            7,493,539              3,002,008
                    --------           --------              -------                -------
                    --------           --------              -------                -------

WARBURG PINCUS INSTITUTIONAL FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONT'D)
October 31, 1996
--------------------------------------------------------------------------------

6. NET ASSETS

   Net assets at October 31, 1996, consisted of the following:

                               INTERNATIONAL EQUITY   SMALL COMPANY GROWTH   EMERGING MARKETS
                                    PORTFOLIO              PORTFOLIO            PORTFOLIO
                               --------------------   --------------------   ----------------
Capital contributed, net           $866,043,910           $ 94,399,622         $ 30,100,000
Accumulated net investment
 income                              18,518,234                      0               42,965
Accumulated net realized gain
 (loss) from security
 transactions                        15,533,772               (783,063)              (5,175)
Net unrealized appreciation
 (depreciation) from
 investments and foreign
 currency related items              37,347,284              3,210,524             (439,668)
                                    -----------             ----------       ----------------
Net assets                         $937,443,200           $ 96,827,083         $ 29,698,122
                                    -----------             ----------       ----------------
                                    -----------             ----------       ----------------

7. CAPITAL LOSS CARRYOVER

   At  October 31,  1996, the  Small Company  Growth Portfolio  and the Emerging
Markets  Portfolio  had  capital  loss   carryovers  of  $773,601  and   $5,175,
respectively, expiring in 2004 to offset possible future capital gains.

WARBURG PINCUS INSTITUTIONAL FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
To the Board of Directors, Trustees and Shareholders of
WARBURG PINCUS INSTITUTIONAL FUND

We have audited the accompanying statements of net assets of the Warburg Pincus Institutional Fund, Inc. -- International Equity Portfolio, Small Company Growth Portfolio and Emerging Markets Portfolio (all portfolios collectively referred to as the 'Warburg Pincus Institutional Fund') as of October 31, 1996, and the related statements of operations for the year (or periods) then ended, and the statements of changes in net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the four years (or periods) in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Warburg Pincus Institutional Fund, Inc. -- International Equity Portfolio for the period ended October 31, 1992, were audited by other auditors, whose report dated December 15, 1992, expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Warburg Pincus Institutional Fund as of October 31, 1996, and the results of its operations for the year (or periods) then ended, and the changes in its net assets for each of the two years (or periods) in the period then ended and the financial highlights for each of the four years (or periods) in the period then ended, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, PA
December 18, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]



                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as 'D'
The division sign shall be expressed as [div]

--------------------------------------------------------------------------------

                                     [Logo]

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                                  800-369-2728

          COUNSELLORS SECURITIES INC., DISTRIBUTOR        WPINS-2-1096



                              STATEMENT OF DIFFERENCES
                              ------------------------

The dagger symbol shall be expressed as `D'
The division sign shall be expressed as [div]